Document and Entity Information	12 Months Ended
Oct. 31, 2011
Document And Entity Information
Entity Registrant Name	WESTMOUNTAIN INDEX ADVISOR INC
Entity Central Index Key	0001421601
Document Type	S-1
Document Period End Date	Oct 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--10-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Oct. 31, 2011	Oct. 31, 2010
ASSETS
Cash and cash equivalents	$ 9,791	$ 512,006
Prepaid expenses	238,860	2,500
Other current assets - related party	20,839	0
Total current assets	269,490	514,506
EQUIPMENT, NET	412,070	0
OTHER ASSETS
Contractual rights	600,000	150,000
Mining claims	15,086	11,275
Security deposits	2,050	0
TOTAL ASSETS	1,298,696	675,781
CURRENT LIABILITIES:
Accounts payable	774,235	101,869
Accounts payable - related parties	489,435	0
Accrued payroll and vacation	35,914	0
Accrued expenses - related parties	80,011	61,728
Other current liabilities	28,167	0
Demand promissory notes	0	150,000
Total current liabilities	1,407,762	313,597
LONG TERM LIABILITIES:
Derivative liability-warrants	0	4,200
Convertible debentures	0	625,000
TOTAL LONG TERM LIABILITIES	0	629,200
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY
Preferred stock, $.10 par value; 1,000,000 shares authorized, -0- shares issued and outstanding at October 31, 2011 and 2010, respectively	0	0
Common stock - $0.001 par value, 200,000,000 shares authorized, 18,450,354 and 8,828,313 shares issued and outstanding at October 31, 2011 and 2010, respectively	18,450	8,828
Additional paid in capital	4,402,762	219,174
Accumulated deficit	(4,530,278)	(495,018)
Total stockholders' equity (deficit)	(109,066)	(267,016)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,298,696	$ 675,781

Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2011	Oct. 31, 2010
Stockholders Equity
Preferred Stock shares par value	$ 0.1	$ 0.1
Preferred Stock shares Authorized	1,000,000	1,000,000
Preferred Stock shares Issued	0	0
Preferred Stock shares Outstanding	0	0
Common Stock shares par value	$ 0.001	$ 0.001
Common Stock shares Authorized	200,000,000	200,000,000
Common Stock shares Issued	18,450,354	8,828,313
Common Stock shares Outstanding	18,450,354	8,828,313

Consolidated Statements of Operations (Unaudited) (USD $)	12 Months Ended		19 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011
Income Statement [Abstract]
REVENUE	$ 0	$ 0	$ 0
COST OF SALES	0	0	0
GROSS PROFIT	0	0	0
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	1,710,150	442,459	2,152,609
EXPLORATION EXPENSE	1,461,183	0	1,461,183
OPERATING LOSS	(3,171,333)	(442,459)	(3,613,792)
OTHER INCOME (EXPENSE):
Interest (expense) income, net	118	(12,359)	(12,241)
Consulting income - Terra Mining Corporation	50,400	0	50,400
Financing fee	(14,445)	(40,200)	(54,645)
Merger expense	(900,000)	0	(900,000)
Total other expense	(863,927)	(52,559)	(916,486)
LOSS BEFORE INCOME TAXES	(4,035,260)	(495,018)	(4,530,278)
INCOME TAX EXPENSE	0	0	0
NET LOSS	$ (4,035,260)	$ (495,018)	$ (4,530,278)
Basic and diluted loss per common share attributable to WestMountain Index Advisor, Inc. and subsidiaries common shareholders-
Basic and diluted loss per share	$ (0.32)	$ (0.13)
Weighted average shares of common stock outstanding- basic and diluted	12,592,922	3,953,313

Consolidated Statement of Cash Flows (Unaudited) (USD $)	12 Months Ended		19 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,035,260)	$ (495,018)	$ (4,530,278)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	2,577	0	2,577
Issuance of capital stock and warrants for services and expenses	1,773,200	0	1,773,200
Issuance of common stock pre-merger	0	48,202	48,202
Changes in operating assets and liabilities:
Prepaid expenses	(290,136)	(2,500)	(292,636)
Other current assets - related party	(20,839)	0	(20,839)
Contractual rights	(150,000)	0	(150,000)
Other assets	(2,050)	0	(2,050)
Accounts payable - trade and accrued expenses	1,092,656	163,597	1,256,253
CASH USED IN OPERATING ACTIVITIES	(1,629,852)	(285,719)	(1,915,571)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(413,998)	0	(413,998)
Cash acquired in merger	101,252	0	101,282
Cash paid for mining claims	(4,628)	(11,275)	(15,903)
NET CASH USED IN PROVIDED BY INVESTING ACTIVITIES:	(317,374)	(11,275)	(328,649)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debentures	5,000	625,000	630,000
Repayment of debenture notes	(630,000)	0	(630,000)
Proceeds from demand promissory notes	400,000	150,000	550,000
Proceeds from the issuance of common stock pre-merger	0	34,000	34,000
Proceeds from issuance of common stock	1,670,011	0	1,670,011
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,445,011	809,000	2,254,011
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(502,215)	512,006	9,791
CASH AND CASH EQUIVALENTS, beginning of period	512,006	0
CASH AND CASH EQUIVALENTS, end of period	9,791	512,006	9,791
Supplemental disclosures of cash flow information:
Interest paid	29,197	0	29,197
Taxes paid	0	0	0
WestMountain items acquired in merger:
Other current assets	44,670	0	44,670
Fixed assets	649	0	649
Accounts payable and other accrued liabilities	(86,815)	0	(86,815)
Non-cash investing and financing activities:
Stock issuance for contractual rights	250,000	150,000	400,000
Debt converted to common stock	$ 500,000	$ 0	$ 500,000

ORGANIZATION	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
ORGANIZATION

 THE COMPANY AND OUR BUSINESS

WestMountain Index Advisor, Inc., a Colorado Corporation, (“WestMountain,” “WMTN” or the “Company”) originally planned to act as a developer of indexes that allow investors to access specific market niches or sub-markets. It had planned to earn income by helping investors identify and access specific market niches or sub-markets using its index products.

In previous filings, the Company disclosed that if it were not successful in its operations, it would be faced with several options:

1.	Cease operations and go out of business;
2.	Continue to seek alternative and acceptable sources of capital;
3.	Bring in additional capital that may result in a change of control; or
4.	Identify a candidate for acquisition that seeks access to the public marketplace and its financing sources

As it became apparent that its original plans were not developing as hoped, the Company began looking at these options.  During this effort, the Company identified an opportunity to take advantage of option 4.

On September 17, 2010, the Company executed a non-binding term sheet with Terra Mining Corporation (“TMC”), a private British Columbia, Canadian corporation, whereby WMTN would acquire TMC in a reverse merger transaction.

The Company acquired TMC on February 28, 2011 (the “Share Exchange”) and the Share Exchange has been accounted for as a reverse acquisition using the purchase method of accounting, whereby TMC is deemed to be the accounting acquirer (legal acquiree) and WMTN to be the accounting acquiree (legal acquirer). The Company’s financial statements before the date of Share Exchange are those of TMC with the results of WMTN being consolidated from the date of Share Exchange. The equity section and earnings per share have been retroactively restated to reflect the reverse acquisition and no goodwill has been recorded.

The Company adopted TMC’s fiscal year, which is October 31.

WMTN is an exploration and development stage company that explores, acquires, and develops advanced stage properties. The Company has a high-grade gold system in the resource definition phase with 168,000 oz of inferred gold which in total offers potential of greater than 1,000,000 ounces that is owned by the Company’s wholly owned subsidiary, Terra Mining Corp. (“TMC”). The property consists of 240 Alaska state mining claims covering approximately 130 square kilometers. All Government permits and reclamation plans for continued exploration through 2014 were renewed in 2010,  which is referred to as  the “TMC project”.

The Company has budgeted expenditures for the next twelve months of approximately $3,500,000, depending on additional financing, for general and administrative expenses and exploration and development to implement the business plan as described below.

WMTN believes it will have to raise substantial additional capital in order to fully implement the business plan.  If economic reserves of gold and/or other minerals are proven, additional capital will be needed to actually develop and mine those reserves. The Company must expend $9,050,000 over the next three years as an “earn in” on the TMC project to own rights to 80% of the project.  Even if economic reserves are found, if the Company is unable to raise this capital, the Company will not be able to complete the earn in on this project.

The Company’s principal source of liquidity for the next several years will need to be the continued raising of capital through the issuance of equity or debt.  WMTN plans to raise funds for each step of the project and as each step is successfully completed, raise the capital for the next phase.  WMTN believes this will reduce the cost of capital as compared to trying to raise all the anticipated capital at once up front.  However, since WMTN’s ability to raise additional capital will be affected by many factors, most of which are not within the Company’s control (see “Risk Factors”), no assurance can be given that WMTN will in fact be able to raise the additional capital as it is needed.

The Company’s primary activity will be to proceed with the TMC project and other mining opportunities that may present themselves from time to time. The Company cannot guarantee that the TMC project will be successful or that any project that WMTN embarks upon will be successful. The goal is to build our Company into a successful mineral exploration and development Company.

Reverse Stock Split

Effective with the commencement of trading on October 12, 2010, the Company reverse split its Common Shares. New Common Shares were issued to shareholders in exchange for their Old Common Shares in the ratio of one New Common Share for each four Old Common Shares held, thus effecting a one-for-four reverse stock split. Fractional shares, if any, were rounded up to the next whole number. There was no change in the par value of the Common Shares. All common shares have been retroactively restated to account for the reverse split.

Liquidity and Going Concern

During the fiscal year ended October 31, 2011 and the period from inception of March 25, 2010 to October 31, 2011, the Company had no revenues.

With the acquisition of TMC, the Company expects that compared to the historic expenses incurred by TMC and, subject to raising additional capital, expenditures will ramp up for exploration and development.  The Company has budgeted expenditures for the next twelve months of approximately $3,500,000, depending on additional financing, for general and administrative expenses and exploration and development. The Company may choose to scale back operations to operate at break-even with a smaller level of business activity, while adjusting overhead depending on the availability of additional financing. In addition, the Company expects that it will need to raise additional funds if the Company decides to pursue more rapid expansion, the development of new or enhanced services or products, appropriate responses to competitive pressures, or the acquisition of complementary businesses or technologies, or if it must respond to unanticipated events that require it to make additional investments. The Company cannot assure that additional financing will be available when needed on favorable terms, or at all.

The Company’s accountants have expressed doubt about its ability to continue as a going concern as a result of the Company’s history of net losses. The Company’s ability to achieve and maintain profitability and positive cash flow is dependent upon our ability to successfully execute the plans to pursue the TMC project as described in this Form 10-K. The outcome of these matters cannot be predicted at this time. These consolidated financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue its business.

SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

This summary of significant accounting policies of the Company is presented to assist in understanding the Company’s consolidated financial statements. The consolidated financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity.  These accounting policies conform to accounting principles generally accepted in the United States of America, and have been consistently applied in the preparation of the consolidated financial statements.

Accounting Method

The Company’s consolidated financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Principles of Consolidation

These consolidated financial statements include the Company’s consolidated financial position, results of operations, and cash flows. All material intercompany balances and transactions have been eliminated in the accompanying consolidated financial statements.

Foreign Currency Translation

The consolidated financial statements are presented in US dollars, which is the parent company’s and its subsidiary’s functional currency and the Company’s presentation currency. Transactions in foreign currencies are initially recorded in the functional currency at the rate in effect at the date of the transaction.  Monetary assets and liabilities denominated in foreign currencies are retranslated at the spot rate of exchange in effect at the reporting date. All differences are taken to the consolidated statement of operations and comprehensive loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the initial transaction.

Cash and Cash Equivalents

The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. Beginning December 31, 2010 and through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.  As of October 31, 2011, the Company had no uninsured cash amounts.

Equipment

Equipment consists of machinery, furniture and fixtures and software, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset, generally 3 years.

Mineral Properties

Costs of acquiring mineral properties are capitalized by project area upon purchase of the associated claims. Costs to maintain the mineral rights and leases are expensed as incurred.  When a property reaches the production stage, the related capitalized costs will be amortized, using the units of production method on the basis of periodic estimates of ore reserves.

Mineral properties are periodically assessed for impairment of value and any diminution in value.

The Company has access to the camp by airplane. There is no road access from camp to the project area where drilling and bulk sampling mining occurs. It is approximately 1 1/2 miles from camp to the project area.  Power generation is by diesel generator at the camp. Fuel is brought in for the generators by a cargo plane to the airstrip.

Long-Lived Assets

The Company reviews its long-lived assets for impairment when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results.  As of October 31, 2011, there are no impairments recognized.

Alaska Reclamation and Remediation Liabilities

The Company operates in Alaska. The State of Alaska Department of Natural Resources requires a pool of funds from all permittees with exploration and mining projects to cover reclamation. There is a $750 per acre disturbance reclamation bond that is required for disturbance of 5 acres or more and/or removal of more the 50,000 cubic yards of material. The Company does not expect to exceed the minimum requirements and is not expected to be required to file a reclamation bond until the project advances and feasibility justifies expansion.

The Company expects to record reclamation bond as a liability in the period in which the Company is required to pay a reclamation bond. A corresponding asset is also recorded and depreciated over the life of the asset. After the initial measurement of the asset retirement obligation, the liability will be adjusted at the end of each reporting period to reflect changes in reclamation bond.

Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred.  Significant property acquisition payments for active exploration properties are capitalized.  If no minable ore body is discovered, previously capitalized costs are expensed in the period the property is abandoned.  Expenditures to develop new mines, to define further mineralization in existing ore bodies, and to expand the capacity of operating mines, are capitalized and amortized on a unit of production basis over proven and probable reserves.

Should a property be abandoned, its capitalized costs are charged to operations.  The Company charges to operations the allocable portion of capitalized costs attributable to properties abandoned.  Capitalized costs are allocated to properties sold based on the proportion of claims sold to the claims remaining within the project area.

Provision for Income Taxes

Income taxes are provided based upon the liability method of accounting. Under this approach, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end.  A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for income tax purposes.

Net Loss Per Share

Basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. As of October 31, 2011, the Company had warrants for the purchase of 6,321,041 common shares which were not included in the computation of loss per share at October 31, 2011 because they would have been anti-dilutive. In addition, the Company has 1,000,000 shares of common stock to be issued over three years to International Tower Hill Ltd. which could potentially dilute future earnings per share.

Prepaid expenses

Prepaid expenses were $238,860 and $2,500 as of October 31, 2011 and 2010, respectively. The prepaid expenses primarily reflect amounts expensed for warrants that are being amortized over the life of the service agreements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

Recent accounting pronouncements applicable to the Company are summarized below.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” The amendments in this ASU generally represent clarification of Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. The amendments are effective for interim and annual periods beginning after December 15, 2011 and are to be applied prospectively. Early application is not permitted. The Company does not expect that the adoption of ASU 2011-04 will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.” Specifically, the new guidance allows an entity to present components of net income or other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. The new guidance is effective for fiscal years and interim periods beginning after December 15, 2011 and is to be applied retrospectively. The Company does not expect that the adoption of ASU 2011-05 will have a material impact on its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350) which provides guidance on financial accounting and reporting related to goodwill and other intangibles, other than the accounting at acquisition for goodwill and other intangibles acquired in a business combination or an acquisition by a not-for-profit. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. However, the Company early adopted the guidance for fiscal year 2011 and implementation did not have a material impact on its financial statements.

In April 2010,  the FASB issued  Accounting  Standard  Update  ("ASU")  2010-13, Compensation-Stock Compensation (Topic 718): Effect of Denominating the Exercise Price of a Share-Based  Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades - a consensus of the FASB Emerging Issues Task Force. The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. Earlier application is permitted.  The Company does not expect the provisions of ASU 2010-13 to have a material effect on the financial position, results of operations  or cash flows of the  Company. In March 2010, the FASB issued ASU No.2010-11, which is included in the Certification under ASC 815. This update clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements.  Only an embedded credit derivative that is related to the subordination of one financial instrument to another qualifies for the exemption.  This guidance became effective for the Company's interim and annual reporting periods beginning January 1, 2010.  The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to the consolidated financial statements.

REVERSE MERGER TRANSACTION WITH TMC	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
REVERSE MERGER TRANSACTION WITH TMC

NOTE 3. REVERSE MERGER TRANSACTION WITH TMC

Confirmation of Close of Share Exchange Agreement with TMC

On February 28, 2011, WMTN and TMC entered into a Close of Share Exchange Agreement. This Agreement confirmed the closing of the acquisition of TMC by WMTN in a reverse merger transaction whereby the shareholders and board of TMC became the majority holder and acquired operating control of the combined companies.   In connection with this acquisition of TMC by WMTN, several other definitive agreements were entered into, including the sales of unregistered securities.

Share Exchange Agreement with TMC

On February 18, 2011, WMTN entered into a Share Exchange Agreement with Gregory Schifrin, American Mining Corporation (“AMC”) and James Baughman to acquire 100% of the issued and outstanding shares of common stock of TMC in exchange for 1,500,000 shares of restricted common stock of WMTN, par value of $0.001 per share.

In addition, WMTN issued warrants to the TMC founder investors Gregory Schifrin and James Baughman for 300,000 and 200,000 shares of WMTN common stock, respectively. WMTN issued warrants to other TMC founder investors for 500,000 shares of common stock. The warrants expire February 17, 2014 and are exercisable at $0.001 per share. WMTN agreed to file a registration statement with the SEC with regard to the shares and shares issuable upon exercise of the warrants within ninety days on a best efforts basis. On June 13, 2011, the warrants were exercised and 1,000,000 shares of WMTN common stock were issued.

On February 18, 2011, WMTN entered into a Share Exchange Agreement with Mining Minerals LLC (owned 60% and 40 % by Gregory Schifrin and James Baughman, respectively) whereby WMTN acquired the claims recorded with the Alaska Department of Natural Resources, Recording Numbers 2010-000468-0 through 2010-000481-0, recorded on October 19, 2010, in exchange for a total of 5,000,000 shares of common stock of WMTN. As of February 18, 2011, the Alaska claims are owned by WMTN.

At closing and reflecting the above reverse merger transactions, existing WMTN shareholders and TMC shareholders owned 30.3% and 69.7%, respectively of WMTN.

Other Reverse Merger Agreements

On February 18, 2011, WMTN entered into a Consulting Agreement with WestMountain Asset Management, Inc. (“WASM and WASM Agreement”), a WMTN shareholder. Under the terms of the WASM Agreement, WASM agreed to advise WMTN on the acquisition of TMC, funding of WMTN and strengthening the WMTN balance sheet during the period ending December 31, 2011. WASM received a Warrant for 925,000 shares at $0.001 per share.  WMTN agreed to file a registration statement with the SEC with regard to the shares issuable upon exercise of the warrant within ninety days on a best efforts basis. On August 15, 2011, WASM exercised a portion of the warrant and 866,000 shares of WMTN common stock were issued.

Post Merger Equity Transactions

Rescission Agreement with Debenture Holders

During September and October, 2010, TMC issued interest bearing non-secured Debenture Notes totaling $625,000. During November 2010, an additional Debenture Note was issued for $5,000, increasing the total to $630,000.The Debenture Notes had a term of three years and included interest of 12% per year.  The outstanding principal and interest were convertible at a rate of $0.0125 per TMC share.  Upon conversion the related derivative liability of $4,200 was expensed to financing fees.

On February 18, 2011, TMC signed a Rescission Agreement with the holders of Debenture Notes (“Debenture Notes”).  TMC rescinded the Debenture Notes by returning the $630,000 invested by the Debenture Holder, plus $30,547 of interest thereon in accordance with the terms of the Debentures Notes.

Stock Purchase Agreement with TMC

On February 18, 2011, WMTN entered into a Stock Purchase Agreement with TMC related to the acquisition of Terra Gold Corporation (“TGC”), a wholly owned subsidiary of TMC. Under the terms of the Stock Purchase Agreement, WMTN acquired 100% of TGC by assuming $500,000 in debt plus accrued interest of $7,685 owed to BOCO Investments LLC (“BOCO”).

Conversion of BOCO Demand Promissory Notes (“Notes”)

On August 5, 2010, TMC issued a Note to BOCO totaling $100,000.   The Note included interest of 15% per annum and was payable on November 3, 2011.  As part of the consideration for the loan, TMC issued warrants to BOCO to acquire 300,000 shares of TMC common stock at an exercise price of $0.001 per share. These warrants have been forfeited.

On December 22, 2010, TMC issued a non-interest bearing Note to BOCO in the amount of $400,000.    As part of the consideration for this loan, TMC issued warrants to BOCO to acquire 800,000 shares of TMC common stock at an exercise price of $0.001 per share. These warrants have been forfeited.

On January 12, 2011, the Company entered into a Forbearance Agreement with BOCO. Under the terms of the Forbearance Agreement, the Company and BOCO agreed to not exercise their rights under the Notes until the earlier of February 2, 2011, the date of an event of default occurs under the Note or the date the Company fails to comply with the terms and conditions of the Forbearance Agreement.

These Notes were assumed by WMTN as payment for its acquisition of TGC discussed above.

The acquisition of TMC by WMTN has been accounted for as a reverse acquisitions and recapitalization.  The WMTN assets and liabilities acquired are recorded at historical cost basis as follows:

Cash	$101,252
Note Receivable	35,644
Prepaid Expenses	9,026
Equipment, net	649
Accounts payable – trade	(66,815)
Accrued liabilities	(20,000)
Net assets assigned to additional paid in capital	$59,756

The results of operations of WMTN are included in the Consolidated Statements of Operations for the period February 18, 2011 through October 31, 2011.

	As Reported Year Ended October 31, 2011	Pre-Acquisition Operations of WestMountain November 1, 2010 - February 17, 2011	Pro Forma Year Ended October 31, 2011

Revenue	$—	$—	$—
Net loss	(4,035,260)	(125,724)	(4,160,984)
Net loss per common share	(0.32)		(0.33)

AGREEMENTS	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
AGREEMENTS

NOTE 4. AGREEMENTS

Exploration, Development and Mine Operating Agreement

Joint Venture Agreement

On September 15, 2010, TMC, TGC and Raven Gold Alaska, Inc. (“Raven”) signed an Exploration, Development and Mine Operating Agreement (“JV Agreement”). TMC agreed to have 250,000 shares of WMTN common stock issued to Raven no later than one year after the closing of the acquisition of TMC by WMTN and an additional 250,000 shares of WMTN common stock issued on or before each of December 31, 2011, December 31, 2012 and December 31, 2014, for a total of 1,000,000 shares of WMTN common stock. The $50,000 due with the signing of the Letter of Intent in February 2010 was paid September 17, 2010. TMC had incurred $223,102 of project expenses in 2010 and $377,841 in 2011 for total TMC project costs of $600,943. These amounts are included in exploration expenses.

The JV Agreement has a term of twenty years, which can continue longer as long as products are produced on a continuous basis and thereafter until all materials, equipment and infrastructure are salvaged and disposed of, environmental compliance is completed and accepted and the parties have completed a final accounting. The JV Agreement defines terms and conditions where TMC and TGC earns a 51% interest with the following payments and stock issuances-

Pay the following options payments-

Payment of $10,000 with the signing of the Letter of Intent in February 2010 (paid September 2010).

Payment of $40,000 with the signing of the JV Agreement (paid September 2010).

Payment of $100,000 on or before December 31, 2011.

Payment of $150,000 on or before December 31, 2012.

Provide the following project funding-

Payment of $1 million in project expenses on or before December 31, 2011, including $100,000 to Raven camp equipment.

Payment of $2.5 million in additional project expenses on or before December 31, 2012, including $100,000 to Raven for camp equipment.

Payment of $2.5 million in additional project expenses on or before December 31, 2013.

Issue the following common stock, which is subject to a two year trading restriction, upon the completion of the acquisition of TMC by WMTN:

Issue 250,000 shares of WMTN common stock no later than one year after the closing of the acquisition of TMC.

Issue 250,000 shares of WMTN common stock on or before December 31, 2011 and December 31, 2012.

TMC and TGC then can increase their interest to 80% in the project with the following payments and stock issuances-

Payment of $150,000 on or before December 31, 2013.

Payment of $3.05 million in additional project expenses on or before December 31, 2014.

Issue 250,000 shares of WMTN common stock on or before December 31, 2014.

The failure to operate in accordance with the JV Agreement could result in the Company’s ownership being reduced or the JV Agreement being terminated.

All costs related to the JV Agreement have been recorded as exploration expenses.  The Company has not earned its 51% interest in the joint venture and does not control the joint venture therefore, the joint venture is not consolidated. At such time as the Company earns its 51% or gains control of the joint venture, it will consolidate the operations of the joint venture.

Amended Claims Agreement with Ben Porterfield

On January 7, 2011, TMC entered into an Amended Claims Agreement with Ben Porterfield related to five mining claims known as Fish Creek 1-5 (ADL-648383 through ADL-648387). As part of this Amended Claims Agreement, Ben Porterfield consented to certain conveyances, assignments, contributions and transfers related to this above five mining claims.

The Amended Claims Agreement, which incorporates the Claims Agreement dated March 22, 2005, has a term of ten years, which can be extended for an additional ten years with thirty days written notice. The Amended Claims Agreement defines terms and conditions and requires the following minimum royalties:

Payment of $100,000 annually on March 22, 2012 through March 22, 2015.

Payment of $125,000 annually on March 22, 2016 through the termination of the Amended Claims Agreement

The Company can terminate the Amended Claims Agreement with the payment of $875,000, less $75,000 paid during the years 2006-2011.

TMC paid $150,000 to Ben Porterfield and WMTN agreed to issue 500,000 shares of WMTN restricted common stock as of October 31, 2011. The common stock was recorded as Contractual Rights at $250,000 or $.50 per share. Another $50,000 is scheduled to be paid in December 2011. In addition, and Mr. Porterfield is to receive 200 tons of Bens Vein materials over the next two years. The investment in the exclusive rights to the mineral properties is accounted for at cost.

The failure to operate in accordance with the Amended Claims Agreement could result in the Agreement being terminated.

EQUIPMENT, NET	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
EQUIPMENT, NET

NOTE 5. EQUIPMENT, NET

Equipment, net comprises of the following:

	Estimated
	Useful Lives	October 31, 2011	October 31, 2010

Mining and other equipment	3 years	$414,647	$-
Less: accumulated depreciation		(2,577)	-
		$412,070	$-

Depreciation expense for the year ended October 31, 2011 and the period from inception of March 25, 2010 to October 31, 2011 was $2,577 and $0, respectively.

CERTAIN RELATIONS AND RELATED PARTY TRANSACTIONS	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
CERTAIN RELATIONS AND RELATED PARTY TRANSACTIONS

NOTE 6. CERTAIN RELATIONS AND RELATED PARTY TRANSACTIONS

The following relationships are material or are related as indicated.

Related Party Transactions

Share Exchange Agreement with TMC

WMTN entered into a Share Exchange Agreement with Gregory Schifrin, American Mining Corporation (“AMC”) and James Baughman to acquire 100% of the issued and outstanding shares of common stock of TMC in exchange for 1,500,000 shares of restricted common stock of WMTN, par value of $0.001 per share.

 WMTN entered into a Share Exchange Agreement with Mining Minerals LLC (owned 60% and 40 % by Gregory Schifrin and James Baughman, respectively) whereby WMTN acquired the claims recorded with the Alaska Department of Natural Resources, Recording Numbers 2010-000468-0 through 2010-000481-0, recorded on October 19, 2010, in exchange for a total of 5,000,000 shares of common stock of WMTN. As of February 18, 2011, the Alaska claims are owned by WMTN. On June 13, 2011, Mineral Mining LLC sold 100,000 shares to Mark Scott for $0.001 per share.

In addition, WMTN issued warrants to the TMC founder investors Gregory Schifrin and James Baughman for 300,000 and 200,000 shares of WMTN common stock, respectively. WMTN issued warrants to other TMC founder investors for 500,000 shares of common stock. The warrants expire February 17, 2014 and are exercisable at $0.001 per share. WMTN agreed to file a registration statement with the SEC with regard to the shares and shares issuable upon exercise of the warrants within ninety days on a best efforts basis. On June 13, 2011, the warrants were exercised and 1,000,000 shares of WMTN common stock were issued.

Other Reverse Merger Agreements

WMTN entered into a Consulting Agreement with WestMountain Asset Management, Inc. (“WASM and WASM Agreement”), a WMTN shareholder. Under the terms of the WASM Agreement, WASM agreed to advise WMTN on the acquisition of TMC, funding of WMTN and strengthening the WMTN balance sheet during the period ending December 31, 2011. WASM received a Warrant for 925,000 shares at $0.001 per share.   WMTN agreed to file a registration statement with the SEC with regard to the shares issuable upon exercise of the warrant within ninety days on a best efforts basis. On August 15, 2011, WASM exercised a portion of the warrant and 866,000 shares of WMTN common stock were issued.

Other Related Party Transactions

The Company has five full-time and part-time employees. The Company shares offices with Minex Exploration, an Idaho partnership affiliated with the Company’s Chief Executive Officer. Also, the Company utilizes Minex Mining contractors for exploration and development of the Alaska property. The Company has recorded current assets- related party and accounts payable- related party of $20,839 and $489,435, respectively, as of October 31, 2011.

Material Agreements

Joint Venture Agreement

On September 15, 2010, TMC, TGC and Raven signed an Exploration, Development and Mine Operating Agreement (“JV Agreement”). TMC agreed to have 250,000 shares of WMTN common stock issued to Raven no later than one year after the closing of the acquisition of TMC by WMTN and 250,000 shares of WMTN common stock on or before December 31, 2011, December 31, 2012 and December 31, 2014. The $50,000 due with the signing of the Letter of Intent in February 2010 was paid Sept 17, 2010. TMC had incurred $223,102 of project expenses in 2010 and $377,841 in 2011 for total TMC project costs of $600,943.

Stock Purchase Agreement with TMC

On February 18, 2011, WMTN entered into a Stock Purchase Agreement with TMC related to the acquisition of Terra Gold Corporation (“TGC”), a wholly owned subsidiary of TMC. Under the terms of the Stock Purchase Agreement, WMTN acquired 100% of TGC by assuming $500,000 in debt plus accrued interest of $7,685 owed to BOCO Investments LLC (“BOCO”).

Any material related party transactions are reported in applicable sections of this Form 10-K.

EQUITY TRANSACTIONS	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
EQUITY TRANSACTIONS

NOTE 7. EQUITY TRANSACTIONS

Common Stock

During the period starting February 18, 2011, WMTN entered into Subscription Agreements with accredited investors totaling $1,139,329 net of issuance costs. WMTN agreed to issue 2,361,095 shares of restricted WMTN common stock at an average price of $0.50 and 3,361,095 warrants to purchase common stock. The warrants expire February 17, 2014 and are exercisable at $0.75 per share. WMTN agreed to file a registration statement with the SEC with regard to the shares issuable upon exercise of the warrants within ninety days on a best efforts basis. The common stock shares do not have registration rights.

During August-October, 2011, the Company signed Subscription Agreements with four additional Accredited investors for $525,100 and issued 190,946 shares of restricted common stock at $2.75 per share. The restricted common stock does not have registration rights. In addition, the Company issued warrants for 190,946 shares at $4.25 per share. The warrants expire by August to October, 2014 and do not have registration rights. The warrants may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $4.00 or more for the Company’s common stock has been sustained for five trading days. A notice filing under Regulation D was filed with the SEC in September 2011.

WMTN issued to Ben Porterfield 500,000 shares of WMTN restricted common stock for the purchase of mining claims know as Fish Creek. The common stock was recorded as Contractual Rights and valued at $250,000.

On June 1, 2011, Gregory Schifrin and James Baughman converted $30,000 of accrued payroll into 60,000 shares of WMTN common stock at $0.50 per share.

On June 1, 2011, Accredited Members, Inc. converted $84,000 of debt into 168,000 of WMTN common stock at $0.50 per share.

On August 24, 2011, the Company granted 686,000 shares of restricted common stock to officers and directors that were valued at $222,200. A notice filing under Regulation D was filed with the SEC on September 1, 2011 with regard to this stock issuance.

On February 18, 2011, WMTN entered into a Stock Purchase Agreement with TMC related to the acquisition of Terra Gold Corporation (“TGC”), a wholly owned subsidiary of TMC. Under the terms of the Stock Purchase Agreement, WMTN acquired 100% of TGC by assuming $500,000 in debt plus accrued interest of $7,685 owed to BOCO Investments LLC (“BOCO”).During the year ended October 31, 2011, this debt was converted into 1,000,000 share of common stock and accrued interest was waived.

Warrants

On February 18, 2011, WMTN entered into a Consulting Agreement with Capital Peak Partners LLC (“CPP and CPP Agreement”). Under the terms of the CPP Agreement, CPP agreed to advise WMTN on the acquisition of TMC, funding of WMTN and strengthening the WMTN balance sheet during the period ending February 17, 2012. CPP received a Warrant for 1,800,000 shares at $0.001 per share. The warrant was valued at $900,000 ($0.50 per share) using the Black-Scholes-Merton option valuation model. WMTN agreed to file a registration statement with the SEC with regard to the shares issuable upon exercise of the warrant within ninety days on a best efforts basis. On June 13, 2011, the warrants were exercised.

On February 18, 2011, WMTN entered into a Consulting Agreement with WestMountain Asset Management, Inc. (“WASM” and “WASM Agreement”), a WMTN shareholder affiliated with BOCO Investments LLC. Under the terms of the WASM Agreement, WASM agreed to advise WMTN on the acquisition of TMC, funding of WMTN and strengthening the WMTN balance sheet during the period ending December 31, 2011. WASM received a Warrant for 925,000 shares at $.001 per share.  WMTN agreed to file a registration statement with the SEC with regard to the shares issuable upon exercise of the warrant within ninety days on a best efforts basis. On August 10, 2011, WASM exercised a portion of the warrant and 866,000 shares of WMTN common stock were issued. On November 15, 2011, WASM exercised a portion of the warrant and 7,000 shares of WMTN common stock were issued.

WMTN issued warrants to the TMC founder investors Gregory Schifrin and James Baughman for 300,000 and 200,000 shares of WMTN common stock, respectively. WMTN issued warrants to other TMC founder investors for 490,000 shares of common stock. The warrants expire February 17, 2014 and are exercisable at $0.001 per share. WMTN agreed to file a registration statement with the SEC with regard to the shares and shares issuable upon exercise of the warrants within ninety days on a best efforts basis. On June 13, 2011, the warrants were exercised and 1,000,000 shares of WMTN common stock were issued.

WMTN issued 1,000,000 shares of its common stock and a warrant to acquire an additional 1,000,000 shares of WMTN common stock exercisable for $0.001 per share to BOCO in exchange for the $500,000 demand note. On June 13, 2011, the warrant was exercised and 1,000,000 shares of WMTN common stock were issued.

On April 1, 2011, the Company issued a warrant for the purchase of 300,000 shares of common stock of the Company to the Sterling Fund for advisory services.  The warrant has an exercise price of $0.50 and expires in March 31, 2014. The warrant was valued at $117,000 ($0.39 per share) using the Black-Scholes-Merton option valuation model. The warrant may be called by the Company if registered and with a closing price $4.00 or more for five trading days.

On April 7, 2011, the Company signed a Services Agreement (“Logic Agreement”) with Logic International Consulting Group LLC (“Logic”). Under the Logic Agreement, Logic agreed to provide certain advisory services to the Company. The Company issued Logic a warrant dated April 7, 2011 for the purchase of 1,200,000 shares of the Company’s common stock. The Warrant exercise price is $1.00 per share and it expires April 6, 2014. The warrant was valued at $420,000 ($0.35 per share) using the Black-Scholes-Merton option valuation model. The Warrant may be called by the Company if registered and with a closing price $4.00 or more for five trading days.

On August 24, 2011, the Company granted CPP under its Service Agreement a warrant for 250,000 shares at $0.50 per share and 250,000 shares at $0.75 per share. The warrants expire August 23, 2014 and do not have registration rights. The warrants may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $2.00 or more for the Company’s common stock has been sustained for five trading days. The shares were valued at the measurement date at $92,446 and will be amortized over the life of the service agreement.

On August 24, 2011, the Company granted Logic under the Logic Agreement a warrant for 700,000 shares at $1.00 per share. The warrant expires August 23, 2014 and does not have registration rights. The warrants may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $4.00 or more for the Company’s common stock has been sustained for five trading days. The shares were valued at the measurement date at $246,313 and will be amortized over the life of the service agreement.

Except as disclosed, all of the above private placements of our securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933.

A summary of the warrants issued as of October 31, 2011 were as follows:

	October 31, 2011
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	1,100,000	$0.001
Issued	10,977,041	0.510
Exercised	(4,656,000)	(0.001)
Forfeited	(1,100,000)	(0.001)
Expired	—	—
Outstanding at end of period	6,321,041	$0.901
Exerciseable at end of period	6,321,041

A summary of the status of the warrants outstanding as of October 31, 2011 is presented below:

	October 31, 2011
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
69,000	2.42	$0.001	69,000
550,000	2.42	0.500	550,000
3,611,095	2.42	0.750	3,611,095
1,900,000	2.42	1.000	1,900,000
181,855	2.75	4.250	181,855
9,091	2.95	4.250	9,091
6,321,041		$0.901	6,321,041	$0.901

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended October 31, 2011 were as follows:

Assumptions
Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%

At October 31, 2011, vested warrants totaling 6,321,042 shares had an aggregate intrinsic value of $189,631.

COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

NOTE 8. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

Except as disclosed, there are no pending legal proceedings against the Company that are expected to have a material adverse effect on cash flows, financial condition or results of operations.

Employment Agreements

On October 1, 2010, TMC signed an Employment Agreement with Gregory Schifrin (“Schifrin Agreement”), which was acquired by WMTN as a result of the acquisition of TMC. Under the terms of the Schifrin Agreement, Mr. Schifrin was appointed Chief Executive Officer for an indefinite period at a salary of $120,000 per year. Mr. Schifrin is eligible for annual bonuses and incentive plans as determined by the Company’s Compensation Committee. Mr. Schifrin received a $10,000 bonus for entering into the Schifrin Agreement and is eligible for employee benefit programs, including 4 weeks of vacation per year, medical benefits and $500 per day spent on the Company’s project sites. Mr. Schifrin may resign with 60 days notice. If Mr. Schifrin is terminated without cause, including a change in control (after six months), he is to receive in a lump sum, two times his annual salary, two times his targeted annual bonus, two times his last year’s bonus and any accrued vacation.

On October 1, 2010, TMC signed an Employment Agreement with James Baughman (“Baughman Agreement”), which was acquired by WMTN as a result of the acquisition of TMC. Under the terms of the Baughman Agreement, Mr. Baughman was appointed Chief Operating Officer for an indefinite period at a salary of $120,000 per year. Mr. Baughman is eligible for annual bonuses and incentive plans as determined by the Company’s Compensation Committee. Mr. Baughman received a $10,000 bonus for entering into the Baughman Agreement and is eligible for employee benefit programs, including 4 weeks of vacation per year, medical benefits and $500 per day spent on the Company’s project sites. Mr. Baughman may resign with 60 days notice. If Mr. Baughman is terminated without cause, including a change in control (after six months), he is to receive in a lump sum, two times his annual salary, two times his targeted annual bonus, two times his last year’s bonus and any accrued vacation.

On February 18, 2011, the Company entered into a Consulting Agreement with Mark Scott (“Scott Consulting Agreement”). Under the terms of the Scott Consulting Agreement, Mr. Scott agreed to consult on the TMC reorganization and complete the filing of certain SEC filings during the period ending April 8, 2011.  Mr. Scott received $12,000 in cash and 24,000 shares of the Company’s restricted common stock. The terms of his appointment as CFO were finalized at the conclusion of the Scott Consulting Agreement. On April 11, 2011, the Board awarded Mr. Scott an additional $20,000 in cash and 40,000 shares of the Company’s restricted common stock.

On April 18, 2011, the Company entered into an Employment Agreement (“Scott Employment Agreement”) with Mark Scott as the Company’s Chief Financial Officer, which was effective April 9, 2011. The Scott Employment Agreement replaced the Scott Consulting Agreement dated February 18, 2011 and which expired on April 8, 2011.

Under the terms of the Scott Employment Agreement, Mr. Scott was appointed Chief Financial Officer for an indefinite period at a salary of $96,000 per year. Mr. Scott is eligible for annual bonuses and incentive plans as determined by the Company’s Compensation Committee. Mr. Scott is eligible for employee benefit programs, including 4 weeks of vacation per year, medical benefits, life and disability insurance. Mr. Scott may resign with 60 days notice. If Mr. Scott is terminated without cause, including a change in control (after six months), he is to receive in a lump sum, one times his annual salary, one times his targeted annual bonus, one times his last year’s bonus and any accrued vacation.

The Board of Directors has awarded Mr. Scott a total of 236,000 shares under the Scott Employment Agreement.

Consulting Agreements

On February 18, 2011, WMTN entered into a Consulting Agreement with Capital Peak Partners LLC (“CPP and CPP Agreement”). Under the terms of the CPP Agreement, CPP agreed to advise WMTN on the acquisition of TMC, funding of WMTN and strengthening the WMTN balance sheet during the period ending February 17, 2012. CPP received a Warrant for 1,800,000 shares at $.001 per share (subject to terms as contained in the $0.001 Warrant Form). The warrant was valued at $0.50 per share using the Black-Scholes-Merton option valuation model. WMTN agreed to file a registration statement with the SEC with regard to the shares issuable upon exercise of the Warrant within ninety days on a best efforts basis. In addition, CPP was paid a $125,000 bonus because WMTN received $1,500,000 in funding or debt conversions. On June 13, 2011, CPP transferred 50,000 shares to Mark Scott. On June 13, 2011, the warrants were exercised and 1,750,000 and 50,000 shares of WMTN common stock were issued to CPP and Mark Scott, respectively.

On April 1, 2011, the Company issued a warrant for the purchase of 300,000 shares of common stock of the Company to the Sterling Fund for advisory services. The warrant was valued at $.39 per share using the Black-Scholes-Merton option valuation model. The warrant expires March 31, 2014 and is callable if registered and with five days closing trading prices of the Company’s common stock over $4.00 per share.

On April 7, 2011, the Company signed a Services Agreement (“Logic Agreement”) with Logic International Consulting Group LLC (“Logic”). Under the Logic Agreement, Logic agreed to provide certain advisory services to the Company. The Logic Agreement expires April 6, 2013 and can be cancelled with cause or at the end of any calendar month with ninety days written notice.  The Logic Agreement automatically renews for an additional year at the end of the initial term unless either party provides 30 days written notice prior to the end of the initial term. The Logic Agreement requires a monthly payment of $40,000 after the initial monthly payment of $30,000. The Company issued Logic a Warrant dated April 7, 2011 for the purchase of 1,080,000 shares of the Company’s common stock. The Warrant price is $1.00 per share and it expires April 6, 2014. The warrant was valued at $.35 per share using the Black-Scholes-Merton option valuation model. The Warrant may be called by the Company if registered and with a closing price $4.00 or more for five trading days.

On August 24, 2011, the Company granted Logic under the Logic Agreement a warrant for 700,000 shares at $1.00 per share. The warrant expires August 23, 2014 and does not have registration rights. The warrants may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $4.00 or more for the Company’s common stock has been sustained for five trading days.

On August 24, 2011, the Company granted CPP under its Service Agreement a warrant for 250,000 shares at $0.50 per share and 250,000 shares at $0.75 per share. The warrants expire August 23, 2014 and do not have registration rights. The warrants may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $2.00 or more for the Company’s common stock has been sustained for five trading days.

Leases

The Company is obligated under various non-cancelable operating leases for their various facilities and certain equipment.

The aggregate unaudited future minimum lease payments, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended October 31,	Total
2012	$280,350
2013	250,000
2014	250,000
2015	125,000
2016	125,000
Beyond	125,000
Total	$1,155,350

INCOME TAXES	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
INCOME TAXES

NOTE 9 – INCOME TAXES

The Company has incurred losses since inception, which have generated net operating loss carryforwards.  The net operating loss carryforwards arise from both United States and Canadian sources.

Pretax losses arising from domestic operations (United States) were approximately $2,340,000 for the year ended October 31, 2011.  Pretax losses arising from foreign operations (Canada) were approximately $144,000, for the year ended October 31, 2011.

Pretax losses arising from domestic operations (United States) were approximately $283,000 for the period of inceptions from March 25, 2010 to October 31, 2010.  Pretax losses arising from foreign operations (Canada) were approximately $212,000, for the period of inceptions from March 25, 2010 to October 31, 2010.

The Company has non- US net operating loss carryforwards of approximately $360,000, which expire in 2019-2030 and US of approximately $2,830,000 which expire in 2019-2030. Because it is not more likely than not that sufficient tax earnings will be generated to utilize the net operating loss carryforwards, a corresponding valuation allowance of approximately $1915,000 and $140,000 was established as of October 31, 2011 and 2010 respectively. Additionally, under the Tax Reform Act of 1986, the amounts of, and benefits from, net operating losses may be limited in certain circumstances, including a change in control.

Section 382 of the Internal Revenue Code generally imposes an annual limitation on the amount of net operating loss carryforwards that may be used to offset taxable income when a corporation has undergone significant changes in its stock ownership. There can be no assurance that the Company will be able to utilize any net operating loss carryforwards in the future.

For the period ended October 31, 2011, the Company’s effective tax rate differs from the federal statutory rate principally due to net operating losses and warrants issued for services.

The principal components of the Company’s deferred tax assets at October 31, 2011 and 2010 are as follows:

	2011	2010
U.S. operations loss carry forward at statutory rate of 34%	$841,089	$96,158
Non-U.S. operations loss carry forward at statutory rate of 20.5%	73,801	43,501
Total	914,890	139,659
Less Valuation Allowance	(914,890)	(139,659)
Net Deferred Tax Assets	—	—
Change in Valuation allowance	$(914,890)	$(139,659)

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the period ended October 31, 2011 and 2010 is as follows:

	2011	2010
Federal Statutory Rate	-34.0%	-34.0%
Increase in Income Taxes Resulting from:
Change in Valuation allowance	34.0%	34.0%
Effective Tax Rate	0.0%	0.0%

SUBSEQUENT EVENTS	12 Months Ended
Oct. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available, which is December 20, 2011.

Subsequent to October 31, 2011, the following transactions occurred:

On November 15, 2011, the Company entered into a Note and Warrant Purchase Agreement, a Secured Convertible Promissory Note and a Warrant to Purchase Stock (“Promissory Note Documents”) with BOCO Investments, LLC (“BOCO”), an existing shareholder in the Company.

Under the Promissory Note Documents, the Company issued a Secured Convertible Promissory Note (“Note”) in the principal amount of $300,000. The Note is due in six months and provides for interest at 12% payable in arrears. The Note and accrued interest are convertible into common or preferred stock at a discounted price at the discretion of BOCO. The Note is secured by a security interest in the Company’s assets to secure the Company’s performance under the Note.  In addition, the Company issued a warrant to purchase 200,000 shares of common stock at $4.00. The Warrant expires November 15, 2021. There are no registration requirements. The Promissory Note Documents place certain operating restrictions on the Company.

The Agreement may be terminated by BOCO under certain conditions. The Agreement also contains certain representations and warranties of the Company and BOCO, including customary investment-related representations provided by BOCO, as well as acknowledgements by BOCO that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws.  The Company provided customary representations regarding, among other things, its organization, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations.  BOCO’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC.  The Company also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Agreement.

During November and December, 2011, the Company signed Subscription Agreements with six additional Accredited investors for $179,601 and issued 65,310 shares of restricted common stock at $2.75 per share. The restricted common stock does not have registration rights. In addition, the Company issued warrants for 65,310 shares at $4.25 per share. The warrants expire by November and December, 2014 and do not have registration rights. The warrants may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $4.00 or more for the Company’s common stock has been sustained for five trading days. A notice filing under Regulation D was filed with the SEC on December 13, 2011 with regard to this stock issuance.

On November 13, 2011, the Company issued a warrant for the purchase of 92,000 shares of common stock of the Company at $4.25 per share to Hinman Au for advisory services.  The warrant expires November 12, 2014 and does not have registration rights. The warrant may be called by the Company if it has registered the sale of the underlying shares with the SEC and a closing price of $4.00 or more for the Company’s common stock has been sustained for five trading days.